Investments (Details 2) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fair value	$ 7,794
Fair value	$ 1,370	$ 2,942
Common Shares [Member] | Braskem S A [Member]
IfrsStatementLineItems [Line Items]
Investments in associates number of shares	212,427	212,427
Quoted stock exchange	$ 4.83	$ 10.17
Fair value	$ 1,025	$ 2,160
Class A Preference Shares [Member] | Braskem S A [Member]
IfrsStatementLineItems [Line Items]
Investments in associates number of shares	75,762	75,762
Quoted stock exchange	$ 4.55	$ 10.33
Fair value	$ 345	$ 782